Loans and Allowance for Credit Losses - Summary of Primary Macroeconomic Drivers of Credit Losses in Models Used to Estimate ACL on Performing Loans, Commitments, and Acceptances (Detail) - $ / Perbarrel
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.80%	5.80%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.80%	3.60%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.60%	1.70%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.70%	2.10%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Oil price (West Texas Intermediate) average price [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers oil price per barrel	59	76
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.50%	0.10%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	6.00%	6.00%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.20%	4.10%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.80%	1.70%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.50%	1.40%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Oil price (West Texas Intermediate) average price [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers oil price per barrel	68	72
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.70%	3.90%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.40%	5.70%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.70%	3.60%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.40%	2.30%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.10%	2.10%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Oil price (West Texas Intermediate) average price [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers oil price per barrel	69	88
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.30%	5.30%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.80%	5.10%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.40%	3.30%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.10%	2.10%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.90%	1.90%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Oil price (West Texas Intermediate) average price [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers oil price per barrel	70	76
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.50%	2.50%
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	6.60%	6.80%
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.80%	4.80%
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(2.00%)	(2.00%)
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(2.30%)	(2.30%)
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Oil price (West Texas Intermediate) average price [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers oil price per barrel	43	56
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(9.20%)	(9.20%)
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	6.80%	7.10%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.30%	5.30%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.80%	2.70%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.60%	2.60%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Oil price (West Texas Intermediate) average price [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers oil price per barrel	56	61
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.80%	5.80%